Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities		€ 384	€ 267	[1]
Commercial mortgage-backed securities		20	18	[1]
Mortgage and other asset-backed securities	[1]	10	13
Corporate, sovereign and other debt securities	[1]	353	236
Equity securities	[1]	118	94
Derivatives [Abstract]
Credit	[1]	217	163
Equity	[1]	86	105
Interest related	[1]	267	409
Foreign exchange	[1]	56	34
Other	[1]	273	98
Loans [Abstract]
Loans	[1]	560	570
Other	[1]	0	0
Total	[1]	1,961	1,739
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	398	256
Commercial mortgage-backed securities	[1]	16	15
Mortgage and other asset-backed securities	[1]	18	9
Corporate, sovereign and other debt securities	[1]	364	233
Equity securities	[1]	94	65
Derivatives [Abstract]
Credit	[1]	135	109
Equity	[1]	79	100
Interest related	[1]	230	232
Foreign exchange	[1]	47	31
Other	[1]	69	82
Loans [Abstract]
Loans	[1]	434	340
Other	[1]	0	0
Total	[1]	€ 1,487	€ 1,215

[1]	Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.